MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - CAD ($)		12 Months Ended
	Aug. 05, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		$ 119,188,000
Depreciation and depletion		2,258,000	$ 923,000
Balance at the end		167,077,000	119,188,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		239,372,000	224,213,000
Additions		56,877,000	32,838,000
Disposals		(596,000)	(235,000)
Lease modifications		127,000
Disposal of AEG			(2,915,000)
Amendment to Wheaton SPA			(14,835,000)
Change of estimate in decommissioning and rehabilitation provision		(927,000)	306,000
Balance at the end		294,853,000	239,372,000
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		(120,184,000)	(118,658,000)
Depreciation and depletion		7,977,000	3,067,000
Disposals		65,000	117,000
Lease modifications		(320,000)
Disposal of AEG			1,424,000
Balance at the end		(127,776,000)	(120,184,000)
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		119,188,000	105,555,000
Balance at the end		167,077,000	119,188,000
Mineral properties | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		168,847,000	100,073,000
Additions		38,960,000	17,488,000
Amendment to Wheaton SPA	$ 14,835,000
Change of estimate in decommissioning and rehabilitation provision		(473,000)	159,000
Transfers from exploration and evaluation assets to mineral properties			51,127,000
Balance at the end		207,334,000	168,847,000
Mineral properties | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		(90,856,000)	(90,459,000)
Depreciation and depletion		4,481,000	397,000
Balance at the end		(95,337,000)	(90,856,000)
Mineral properties | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		77,991,000	9,614,000
Balance at the end		111,997,000	77,991,000
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		45,978,000	42,364,000
Additions		5,187,000	6,341,000
Disposals			(235,000)
Disposal of AEG			(2,639,000)
Change of estimate in decommissioning and rehabilitation provision		(454,000)	147,000
Balance at the end		50,711,000	45,978,000
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		(27,961,000)	(27,666,000)
Depreciation and depletion		1,454,000	1,786,000
Disposals			117,000
Disposal of AEG			1,374,000
Balance at the end		(29,415,000)	(27,961,000)
Plant and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		18,017,000	14,698,000
Balance at the end		21,296,000	18,017,000
Right of use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		9,879,000	1,883,000
Additions		1,378,000	8,272,000
Disposals		(596,000)
Lease modifications		127,000
Disposal of AEG			(276,000)
Balance at the end		10,788,000	9,879,000
Right of use assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		(1,367,000)	(533,000)
Depreciation and depletion		2,042,000	884,000
Disposals		65,000
Lease modifications		(320,000)
Disposal of AEG			50,000
Balance at the end		(3,024,000)	(1,367,000)
Right of use assets [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		8,512,000	1,350,000
Balance at the end		7,764,000	8,512,000
Exploration and evaluation assets [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		14,668,000	79,893,000
Additions		11,352,000	737,000
Amendment to Wheaton SPA			(14,835,000)
Transfers from exploration and evaluation assets to mineral properties			(51,127,000)
Balance at the end		26,020,000	14,668,000
Exploration and evaluation assets [member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning		14,668,000	79,893,000
Balance at the end		$ 26,020,000	$ 14,668,000